Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Guarantees
Guarantees of Asset Values

	December 31,
	2025	2024
	(in thousands)
Guaranteed value of third-parties assets	$4,186,284	$3,958,847
Fair value of collateral supporting these assets	$3,912,881	$3,543,500
Asset (liability) associated with guarantee, carried at fair value	$0	$111